Summary of Significant Accounting Policies - Change in estimate (Details) - USD ($) $ in Millions	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019
Service Life
Change in Accounting Estimate [Line Items]
Decrease in depreciation	$ 2.6
Favorable impact on earnings	$ 2.4
Video gaming terminals and equipment
Change in Accounting Estimate [Line Items]
Useful life	10 years	7 years
Video gaming terminals and equipment | Service Life
Change in Accounting Estimate [Line Items]
Useful life	10 years	7 years